Accounting policies - Valuation adjustment for counterparty and default risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 408	€ 272	€ 351
Change in CVA (as a percent)	(49.80%)	(22.50%)	8.80%
Amount of DVA	€ 233	€ 171	€ 261
Change in DVA (as a percent)	(36.00%)	(34.60%)	18.90%
Credit spread change (as a percent)	(2500.00%)	(40.00%)	30.00%
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Increase in exposure				€ 2,183
Certain derivatives and debt instruments and certain government bonds in Brazil which, based on the Group's observability criteria
Disclosure of detailed information about financial instruments [line items]
Net reclassification into levels 2 and 3		€ 708
Bonds, long-term repos, and derivatives
Disclosure of detailed information about financial instruments [line items]
Level reclassifications into Level 3			€ 1,300